Note 10 - Lease	3 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Lessee, Operating Leases [Text Block]
10.	Lease

The Company has operating lease for offices in the United States and China with remaining lease term of approximately
4.75
years and
1
year, respectively. The operating lease in China includes option to extend the leases that have not
been included in the calculation of the Company’s lease liabilities and ROU assets. Total lease expenses were
$68
and
$202
for the
three
months ended
March
31,
2018
and
2019,
respectively.

Supplemental balance sheet information related to leases was as follows:

As of March 31, 2019
$
Operating lease right-of-use asset	3,054
Current portion of operating lease liabilities	686
Operating lease liabilities	2,427
Total lease liabilities	3,113

Maturities of operating lease liabilities are as follows:
$
Nine months ending December 31, 2019	668
Year ending December 31, 2020	780
Year ending December 31, 2021	786
Year ending December 31, 2022	789
Year ending December 31, 2023	793
Total lease payments	3,816
Less imputed interest	(703)

Present value of lease liabilities	3,113

Other supplemental information related to leases is summarized below:

Three months ended March 31, 2019
$
Operating cash flows used in operating lease	124

As of March 31, 2019
Weighted average remaining lease term (years)	4.65
Weighted average discount rate	9.05%

The Company adopted the Lease ASUs effective
January 1, 2019
and did
not
restate prior periods. The undiscounted future minimum payments under non-cancelable operating leases as of
December 31, 2018,
prior to the adoption of the Lease ASUs was as follows:

$
Year ending December 31, 2019	792
Year ending December 31, 2020	798
Year ending December 31, 2021	786
Year ending December 31, 2022	789
Year ending December 31, 2023	793
Total	3,958